Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
Note 11. Long-Term Debt

At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2011	2010
Note payable FHLB dated 03/04/05 for $5 million with an annual interest rate of 4.165%, due 03/04/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	$5,000	$5,000

Note payable FHLB dated 06/29/05 for $5 million with an annual interest rate of 3.760%, due 06/29/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	5,000

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB's Affordable Housing Program. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	402	451

Note payable resulting from seller-financing transactions for $250 with annual interest rates of 3.2%. and a due date in 2013. The note requires monthly installments of principal and interest of $3. The loan is secured by a first deed of trust on real estate.	17	46

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. During the second quarter of 2011, the Company requested and CBB agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Company simultaneously paid off a Revolving Line of Credit. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company has deposited the 35 monthly payments up to the balloon date into a reserve account held at CBB.  One of the covenants included in the loan documents requires that the Bank and Company remain well-capitalized. The Company did receive a covenant waiver from CBB during the second quarter of 2011 after falling below “well-capitalized” to “adequately capitalized”.
	3,545	3,471

Holding Company line of credit payable to Community Bankers Bank with a rate of 5%. The note requires monthly interest payments in the amount of $4. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. The loan was paid off in 2011.	-	1,000
Total long-term debt	$13,964	$14,968

Contractual principal maturities of long-term debt at December 31, 2010 are as follows:

2012	$-
2013	170
2014	3,493
2015	10,051
2016	52
Thereafter	198

$13,964